Interest expense and other financial income and expense (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other financial income and expense [abstract]
Interest income	$ 71	$ 91	$ 245
Dividend income	12	18	12
Other financial expense	(94)	(52)	(52)
Currency result, net	(69)	(135)	(160)
Total other financial income and expense from continuing operations	$ (80)	$ (78)	$ 45